Calvert
VP SRI Mid Cap Portfolio
September 30, 2022
Schedule of Investments (Unaudited)

Common Stocks — 97.9%

Security	Shares	Value
Auto Components — 3.8%
Aptiv PLC(1)	5,621	$ 439,618
Dorman Products, Inc.(1)	5,958	489,271
		$ 928,889
Banks — 5.0%
Commerce Bancshares, Inc.	6,181	$ 408,935
First Republic Bank	2,780	362,929
M&T Bank Corp.	2,562	451,732
		$ 1,223,596
Building Products — 1.7%
Trex Co., Inc.(1)	9,549	$419,583
		$419,583
Capital Markets — 6.3%
LPL Financial Holdings, Inc.	1,782	$389,331
MarketAxess Holdings, Inc.	1,532	340,855
Raymond James Financial, Inc.	5,123	506,255
Tradeweb Markets, Inc., Class A	5,620	317,080
		$1,553,521
Chemicals — 2.1%
Quaker Chemical Corp.	3,626	$523,522
		$523,522
Commercial Services & Supplies — 3.0%
Copart, Inc.(1)	2,448	$260,467
Rentokil Initial PLC ADR(2)	18,347	482,710
		$743,177
Communications Equipment — 3.1%
F5, Inc.(1)	2,552	$369,351
Motorola Solutions, Inc.	1,772	396,875
		$766,226
Containers & Packaging — 2.1%
AptarGroup, Inc.	5,315	$505,085
		$505,085
Distributors — 1.0%
Pool Corp.	772	$245,658
		$245,658
Security	Shares	Value
Electric Utilities — 2.0%
Alliant Energy Corp.	9,472	$ 501,921
		$ 501,921
Electrical Equipment — 3.0%
AMETEK, Inc.	4,254	$ 482,446
Generac Holdings, Inc.(1)	1,479	263,469
		$ 745,915
Electronic Equipment, Instruments & Components — 1.4%
TE Connectivity, Ltd.	3,027	$ 334,060
		$334,060
Entertainment — 2.3%
Electronic Arts, Inc.	4,887	$565,475
		$565,475
Equity Real Estate Investment Trusts (REITs) — 8.4%
Equity LifeStyle Properties, Inc.	9,357	$587,994
Lamar Advertising Co., Class A	5,975	492,878
Mid-America Apartment Communities, Inc.	3,150	488,470
Rexford Industrial Realty, Inc.	9,301	483,652
		$2,052,994
Food & Staples Retailing — 2.8%
Sysco Corp.	9,547	$675,068
		$675,068
Health Care Equipment & Supplies — 5.9%
Cooper Cos., Inc. (The)	2,127	$561,315
IDEXX Laboratories, Inc.(1)	763	248,586
Teleflex, Inc.	3,167	638,024
		$1,447,925
Health Care Providers & Services — 1.5%
R1 RCM, Inc.(1)	19,853	$367,876
		$367,876
Hotels, Restaurants & Leisure — 1.0%
Wyndham Hotels & Resorts, Inc.	3,937	$241,535
		$241,535
Insurance — 3.8%
RLI Corp.	4,813	$492,755
Ryan Specialty Holdings, Inc.(1)	10,799	438,655
		$931,410

Calvert
VP SRI Mid Cap Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Interactive Media & Services — 0.9%
CarGurus, Inc.(1)	15,133	$ 214,435
		$ 214,435
IT Services — 2.4%
VeriSign, Inc.(1)	3,320	$ 576,684
		$ 576,684
Life Sciences Tools & Services — 1.8%
Waters Corp.(1)	1,659	$ 447,150
		$ 447,150
Machinery — 7.2%
Graco, Inc.	10,186	$610,651
Nordson Corp.	3,017	640,419
Westinghouse Air Brake Technologies Corp.	6,421	522,348
		$1,773,418
Multiline Retail — 2.2%
Dollar General Corp.	2,220	$532,489
		$532,489
Multi-Utilities — 2.0%
CMS Energy Corp.	8,301	$483,450
		$483,450
Pharmaceuticals — 2.1%
Royalty Pharma PLC, Class A	12,796	$514,143
		$514,143
Road & Rail — 1.6%
Landstar System, Inc.	2,776	$400,771
		$400,771
Semiconductors & Semiconductor Equipment — 2.3%
Microchip Technology, Inc.	9,267	$565,565
		$565,565
Software — 7.6%
Fair Isaac Corp.(1)	1,422	$585,878
Synopsys, Inc.(1)	2,202	672,733
Tyler Technologies, Inc.(1)	1,728	600,480
		$1,859,091
Specialty Retail — 4.1%
Five Below, Inc.(1)	2,206	$303,700
Floor & Decor Holdings, Inc., Class A(1)	3,808	267,550
Security	Shares	Value
Specialty Retail (continued)
O'Reilly Automotive, Inc.(1)	427	$ 300,331
RH(1)	535	131,647
		$ 1,003,228
Trading Companies & Distributors — 3.5%
Core & Main, Inc., Class A(1)	18,582	$ 422,555
United Rentals, Inc.(1)	1,631	440,566
		$ 863,121
Total Common Stocks (identified cost $25,146,838)		$24,006,981

Short-Term Investments — 4.2%
Affiliated Fund — 2.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 2.80%(3)	556,927	$ 556,927
Total Affiliated Fund (identified cost $556,927)		$ 556,927
Securities Lending Collateral — 2.0%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.07%(4)	484,870	$ 484,870
Total Securities Lending Collateral (identified cost $484,870)		$ 484,870
Total Short-Term Investments (identified cost $1,041,797)		$ 1,041,797
Total Investments — 102.1% (identified cost $26,188,635)		$25,048,778
Other Assets, Less Liabilities — (2.1)%		$ (514,929)
Net Assets — 100.0%		$24,533,849

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at September 30, 2022. The aggregate market value of securities on loan at September 30, 2022 was $476,895 and the total market value of the collateral received by the Fund was $484,870, comprised of cash.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2022.

Calvert
VP SRI Mid Cap Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

(4)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:
ADR	– American Depositary Receipt
The Fund did not have any open derivative instruments at September 30, 2022.
Affiliated Investments
At September 30, 2022, the value of the Fund's investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) and Calvert Cash Reserves Fund, LLC (Cash Reserves Fund) was $556,927, which represents 2.2% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended September 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$26,304	$1,937,431	$(1,963,754)	$19	$ —	$ —	$ 42	—
Liquidity Fund	—	3,316,352	(2,759,425)	—	—	556,927	3,083	556,927
Total				$19	$ —	$556,927	$3,125
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$24,006,981(1)	$ —	$ —	$24,006,981
Short-Term Investments:
Affiliated Fund	556,927	—	—	556,927
Securities Lending Collateral	484,870	—	—	484,870
Total Investments	$25,048,778	$ —	$ —	$25,048,778

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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